INTANGIBLE ASSETS AND GOODWILL (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 29, 2024	Dec. 31, 2023	Jan. 01, 2023
Disclosure of detailed information about intangible assets [line items]
Intangible assets	$ 253,319,000	$ 261,419,000	$ 261,419,000
Hosiery and underwear
Disclosure of detailed information about intangible assets [line items]
Growth rate used to extrapolate cash flow projections	850.00%	750.00%
Total for all cash-generating units | Textile And Sewing
Disclosure of detailed information about intangible assets [line items]
Reversal of intangible asset impairment	$ 0
Impairment loss	0	$ 40,800,000
Computer software
Disclosure of detailed information about intangible assets [line items]
Intangible assets	16,083,000		$ 16,079,000
Computer software | Internally-generated
Disclosure of detailed information about intangible assets [line items]
Intangible assets	10,600,000	11,700,000
Computer software, assets not yet utilized in operations
Disclosure of detailed information about intangible assets [line items]
Intangible assets	$ 3,900,000	$ 1,200,000